UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6727
                                   --------

Dominion Funds, Inc.
--------------------
(Exact name of registrant as specified in charter)

1141 Custis Street, Alexandria, Virginia 22308
-----------------------------------------------
(Address of principal executive offices)(Zip code)

Paul Dietrich, 1141 Custis Street, Alexandria, Virginia 22308
-------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 416-2053
                                                    --------------

Date of fiscal year end: June 30
                         -------

Date of reporting period: 07/01/03--12/31/03
                          ------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                     THE SHEPHERD LARGE CAP GROWTH FUND
                     STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (UNAUDITED)

ASSETS
------

Investments in securities, at value
   (identified cost $3,629,455)                                       $4,226,233
Cash and cash equivalents                                              1,277,594
Receivables
     Dividends and interest                                                1,982
     Fund shares sold                                                     21,003
                                                                      ----------

TOTAL ASSETS                                                           5,526,812
                                                                      ----------

LIABILITIES
-----------

Payables
     Investment advisory fee                                               3,595
     Administration fee                                                    6,633
                                                                      ----------

TOTAL LIABILITIES                                                         10,228
                                                                      ----------

NET ASSETS                                                            $5,516,584
                                                                      ==========

Capital shares outstanding                                             1,500,878

Net asset value and offering price per share
     Net asset value per share                                        $     3.68
                                                                      ==========

     Offering price per share                                         $     3.86
                                                                      ==========

See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2003
                                   (UNAUDITED)

INVESTMENT LOSS
---------------

Investment income
        Dividends                                                     $  14,522
        Interest                                                          4,252
                                                                      ---------

Total investment income                                                  18,774
                                                                      ---------

Expenses
        Investment advisory fee                                          24,031
        Administration fee                                               30,039
                                                                      ---------

Total expenses                                                           54,070
                                                                      ---------

NET INVESTMENT LOSS                                                     (35,296)
                                                                      ---------

REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS
--------------------------------------------------------

Net realized gain on investments in securities                          306,618
Net change in unrealized appreciation
   of investments in securities                                         228,256
                                                                      ---------

NET GAIN ON INVESTMENTS                                                 534,875
                                                                      ---------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    $ 499,579
                                                                      =========

See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                      SCHEDULE OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2003
                                   (UNAUDITED)

                                              Shares          Value
                                            -----------   ------------

BONDS                        0.73%
           Dominican SMME                       40,000     $    40,000
                                                          ------------

COMMON STOCKS                76.6%
BASIC MATERIALS              1.97%
      Gold & Silver
           Northern Dynasty (a)                 25,000     $   108,750
                                                          ------------

CAPITAL GOODS                2.35%
      Misc. Capital Goods
           SPX Corp (a)                          2,200     $   129,382
                                                          ------------

CONSUMER NON-CYCLICAL        2.38%
      Crops
           Fresh Del Monte (a)                   5,500     $   131,065
                                                          ------------

ENERGY                       4.72%
      Oil & Gas Operations            3.19%
           Anadarko Petroleum (a)                3,450     $   175,985
                                                          ------------

      Oil Well Services & Equipment   1.53%
           Superior Energy Serv (a)              9,000     $    84,600
                                                          ------------
                                                           $   260,585
                                                          ------------

FINANCIAL                   25.44%
      Misc. Financial Services        4.17%
           Allied Capital Corp (a)               8,250     $   230,010
                                                          ------------

      Savings & Loan                  4.10%
           GreenPoint Financial (a)              6,400     $   226,048
                                                          ------------

      Consumer Financial Services     1.89%
           World Acceptance (a)                  5,250     $   104,528
                                                          ------------

      Insurance (Property & Casualty) 5.22%
           IPC Holdings Ltd (a)                  3,000     $   116,820
           Zenith Nat'l Ins Cor (a)              5,250     $   170,888
                                                          ------------
                                                           $   287,708
                                                          ------------

      Misc. Financial Services        0.35%
           Waterside Capital Co (a)              5,300     $    19,186
                                                          ------------

      Regional Banks                  2.82%
           MBNA Corp (a)                         6,250     $   155,313
                                                          ------------

      Savings & Loan                  6.90%
           Indymac Bancorp (a)                   5,000     $   148,950
           Sovereign Bancorp (a)                 9,750     $   231,563
                                                          ------------
                                                           $   380,513
                                                          ------------

                                                           $ 1,403,306
                                                          ------------

HEALTH CARE                  5.54%
      Biotechnology & Drugs           3.46%
           Ivax Corp (a)                         8,000     $   191,040
                                                          ------------

See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                      SCHEDULE OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2003
                                   (UNAUDITED)

                                              Shares          Value
                                            -----------   ------------
      Medical Equipment & Supplies    2.08%
           Biomet Inc (a)                        3,150     $   114,692
                                                          ------------
                                                           $   305,732
                                                          ------------

SERVICES                    15.58%
      Communication Services          3.94%
           Nextel Comm Inc-A (a)                 7,750     $   217,465
                                                          ------------

      Personal Services               2.26%
           H&R Block Inc. (a)                    2,250     $   124,583
                                                          ------------

      Retail (Drugs)                  1.46%
           Omnicare Inc (a)                      2,000     $    80,780
                                                          ------------

      Restaurants                     2.40%
           Ruby Tuesday Inc (a)                  4,650     $   132,479
                                                          ------------

      Retail (Home Improvement)       1.76%
           Lowes Companies (a)                   1,750     $    96,933
                                                          ------------

      Retail (Specialty Non-Apparel)  3.76%
           Family Dollar Stores (a)              2,000     $    71,760
           1800 Flowers (a)                     12,250     $   135,485
                                                          ------------
                                                           $   207,245
                                                          ------------

                                                           $   859,485
                                                          ------------

TECHNOLOGY                  17.91%
      Communication Equipment         2.05%
           Sonicwall Inc Com (a)                14,500     $   113,100
                                                          ------------

      Computer Services               5.20%
           Affiliated Computer (a)               3,000     $   163,380
           First Data Corp (a)                   3,000     $   123,270
                                                          ------------
                                                           $   286,650
                                                          ------------

      Computer Storage Devices        2.34%
           EMC Corp Mass (a)                    10,000     $   129,200
                                                          ------------

      Semiconductors                  6.10%
           Flextronics (a)                      12,500     $   185,500
           Taiwan Semiconductor (a)             14,750     $   151,040
                                                          ------------
                                                           $   336,540
                                                          ------------

      Software & Programming          2.22%
           Take-2 Interactive S (a)              4,250     $   122,438
                                                          ------------

                                                           $   987,928
                                                          ------------

TOTAL COMMON STOCKS         75.88%                         $ 4,186,233
                                                          ------------

TOTAL INVESTMENTS
   IN SECURITIES            76.61%
   (cost $3,629,455)                                       $ 4,226,233
                                                          ============

NOTES:

      (a)   Presently non-income producing.

      (b)   Percentages are of net assets.

See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                    Six months
                                                      ended
                                                   December 31,     Year Ended
                                                      2003           June 30,
                                                   (Unaudited)         2003
                                                   ------------     -----------
CHANGE IN NET ASSETS FROM OPERATIONS
------------------------------------

Net investment loss                                $   (35,296)     $   (42,917)
Net realized gain (loss)
   on investments in securities                        306,618         (879,557)
Net change in unrealized appreciation on
   investments in securities                           228,256          845,960
                                                   -----------      -----------

Net increase (decrease) in net assets
   resulting from operations                           499,579          (76,514)

DISTRIBUTIONS TO SHAREHOLDERS FROM
----------------------------------

Net realized gains on
   investments in securities                                --               --

CAPITAL SHARE TRANSACTIONS - NET                     1,278,158          200,529
-------------------------------                    -----------      -----------

Total increase in net assets                         1,777,736          124,015

NET ASSETS
----------

Beginning of period                                  3,738,848        3,614,833
                                                   -----------      -----------

End of period (including undistributed
   investment loss of $2,417,855
   and $2,382,559,  respectively)                  $ 5,516,584      $ 3,738,848
                                                   ===========      ===========

See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

                                               Six
                                              months
                                              ended
                                            December 31,
                                               2003                                 Year ended June 30,
                                            (unaudited)       2003           2002           2001           2000           1999
                                            ------------   ----------     ----------     ----------     ----------     ----------

PER SHARE DATA (1):

Net asset value, beginning of year          $     3.31     $     3.42     $     5.59     $    25.47     $    19.15     $    17.56
                                            ----------     ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:

Net investment loss                              (0.03)         (0.04)          (.08)          (.24)          (.48)          (.36)

Net realized and unrealized gain
   (loss) on investments in securities            0.39          (0.07)         (2.09)         (9.93)         12.62           4.20
                                            ----------     ----------     ----------     ----------     ----------     ----------

Total income (loss) from investment
   operations                                     0.37          (0.11)         (2.17)        (10.17)         12.14           3.84
                                            ----------     ----------     ----------     ----------     ----------     ----------

Less distributions:

Distributions from net realized gains               --             --             --          (9.71)         (5.82)         (2.25)
                                            ----------     ----------     ----------     ----------     ----------     ----------

Net asset value, end of year                $     3.68     $     3.31     $     3.42     $     5.59     $    25.47     $    19.15
                                            ==========     ==========     ==========     ==========     ==========     ==========

Total return                                     10.96%         -3.22%        -38.82%        -53.85%         69.10%         25.47%
                                            ==========     ==========     ==========     ==========     ==========     ==========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (in
   thousands)                               $    5,517     $    3,739     $    3,615     $    6,994     $   17,903     $   14,511

Ratio of expenses to average
  net assets                                      1.13%          2.25%          2.25%          2.25%          2.24%          2.25%

Ratio of net investment loss to
   average net assets                            -0.74%          1.33%          1.94%          2.03%          2.02%          2.14%

Portfolio turnover rate                          80.41%        235.79%         99.77%         19.96%        120.65%        185.62%



(1) Per share information has been calculated using the average number of shares outstanding.

(2) Sales load is not reflected in total return. Total return is not annualized.

See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Nature of Business:

      The Shepherd Large Cap Growth Fund (Fund) is a separate series of shares of common stock of Dominion Funds, Inc. (Company). The Company was incorporated in the state of Texas in June of 1992, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is subject to various investment restrictions as set forth in the Statement of Additional Information. The investment objective of the Fund is capital appreciation. The Company may designate one or more series of common stock. The only series currently designated is the Fund. Each capital share in the Fund represents an equal proportionate interest in the net assets of the Fund with each other capital share in such series and no interest in any other series.

      Significant Accounting Policies:

      Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      Valuation of Securities

      Securities are valued at the close of each business day. Securities traded on national securities exchanges or on the national market systems are valued at the last quoted sales price on the day of valuation. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

      Security Transactions and Investment Income

      Security transactions are accounted for on the date the securities are purchased or sold. Realized security gains and losses from security transactions are reported on an identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1 - NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Cash

      Cash is held in a credit interest account at First Southwest Company, bearing interest at a variable rate.

      Income Taxes

      The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income or excise tax provision is required.

      Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At December 31, 2003, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

      Distributions to Shareholders

      Dividends declared and paid from net investment income or net realized gains are recorded on the ex-dividend date.

NOTE 2 - DISTRIBUTION TO SHAREHOLDERS

      There were no distributions to shareholders for the six months ended December 31, 2003.

      At December 31, 2003, the Fund had undistributed net realized losses of $5,653,530.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3 - CAPITAL SHARE TRANSACTIONS

      As of December 31, 2003, there were 1,000,000,000 shares of $.001 par value capital stock authorized of which 200,000,000 shares are classified as the Fund's series; the balance is unclassified. As of December 31, 2003, capital paid-in aggregated $12,991,193.

      Transactions in shares of capital stock for the six months ended December 31, 2003 are as follows:

                                                       Shares           Amount
                                                     ----------       ----------
            Shares sold                                 500,717       $1,739,858
            Shares issued in reinvestment
               of dividends                                  --               --

                                                     ----------       ----------
            Shares redeemed                             128,560          461,700
                                                     ----------       ----------
            Net increase                                372,157       $1,278,158
                                                     ==========       ==========

NOTE 4 - SECURITIES TRANSACTIONS

      Cost of purchases and sales of securities (excluding short-term obligations) aggregated $3,378,880 and $2,283,812 respectively, for the six months ended December 31, 2003. As of December 31, 2003, the aggregate unrealized appreciation and depreciation of securities was as follows:

            Unrealized appreciation                            $        657,222
            Unrealized depreciation                                     (60,444)
                                                               ----------------
            Net unrealized appreciation                        $        596,778
                                                               ================

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5 - INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

      The Fund has an Investment Advisory Agreement with Nye, Parnell & Emerson Capital Management, Inc. (Advisor) to act as its investment advisor. The Advisor also serves as investment advisor to certain private accounts. The Advisor has no previous experience in advising a mutual fund, other than to advise the Fund since November 1, 1999. The Advisor provides the Fund with investment advice and recommendations, and supervises the purchase and sale of securities on behalf of the Fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. For such services, the Advisor receives an annual investment advisory fee equal to 1.0% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

      The Fund has an Administration Agreement with Foundation Management, Inc. (Administrator). Pursuant to the Administration Agreement, the Administrator is responsible for the administration and overall management of the Fund. The Administrator pays all operating costs of the Fund, except the investment advisory fee and the administration fee, interest, taxes, the cost of brokerage incurred in connection with execution of securities transactions, litigation expenses and indemnification paid to advisors of the Fund and officers and directors of the Company. For such services, the Administrator receives an annual administration fee equal to 1.25% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

      Certain directors and officers of the Company are also directors and officers of the Advisor and of the Administrator.

                                     [LOGO]
                                    SHEPHERD
             SHEPHERD                                         FUNDS

                             ADDITIONAL INFORMATION

INFORMATION ABOUT DIRECTORS

      The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the directors of the Fund is set forth below. The SAI includes additional information about the Fund's directors and is available, without charge, upon request by calling (800) 416 2053.

INTERESTED DIRECTORS
--------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                 TERM OF                                                                OTHER
                               POSITION        OFFICE AND                                                           DIRECTORSHIPS
           NAME,               HELD WITH        LENGTH OF                   PRINCIPAL OCCUPATION(S)                    HELD BY
      ADDRESS AND AGE            FUND          TIME SERVED                    DURING PAST 5 YEARS                      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Paul Dietrich                Chairman,      Indefinite term;   President  and  Managing  Director  of Eton Court         None
1613 Duke Street             President,     Director since     Asset Management,  Ltd. ("Eton Court") (parent of
Alexandria, VA 22314         Director       2001; Chairman     Nye, Parnell & Emerson Capital Management,  Inc.,
Age: 55                                     since 2002;        the Fund's  investment  adviser) and President of
                                            President since    Foundation    Management,    Inc.,   the   Fund's
                                            2003               administrator  (1999  -  present);   Chairman  of
                                                               Peress   Investment   Advisors,   Ltd.  (1999  to
                                                               present).
------------------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED DIRECTORS
------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                TERM OF                                                                OTHER
                               POSITION        OFFICE AND                                                           DIRECTORSHIPS
           NAME,               HELD WITH        LENGTH OF                  PRINCIPAL OCCUPATION(S)                     HELD BY
      ADDRESS AND AGE            FUND          TIME SERVED                   DURING PAST 5 YEARS                      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Douglas W. Powell            Director       Indefinite term;   Registered  representative of New Investor World         None
4101 McEwen                                 Director since     Incorporated  (2000  -  present);   COO/CFO  NIW
Suite 110                                   1999               Holdings,  Inc.  (2002 - Present);  CEO Rushmore
Dallas, TX 75244                                               Investment   Management   Corp.   (2001  -2002);
Age: 64                                                        Chairman   and  Chief   Executive   Officer   of
                                                               Northstar Financial Group (1995 - 2001).
------------------------------------------------------------------------------------------------------------------------------------


                                     [LOGO]
                                    SHEPHERD
             SHEPHERD                                         FUNDS

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2003

             Investment Advisor                            Transfer Agent                              Distributor
             ------------------                            --------------                              -----------

        Nye, Parnell & Emerson Capital                   Fund Services, Inc.                  Cullum & Burks Securities, Inc.
               Management, Inc.                      1500 Forest Ave., Suite 111                13355 Noel Road, Suite 1300,
              1613 Duke Street                           Richmond, VA 23229                         One Galleria Tower
            Alexandria, VA 22314                           (800) 628 4077                            Dallas, TX 75240
               (800) 416 2053                                                                         (972) 755 0270

               Administrator                            Independent Auditors                          Legal Counsel
               -------------                            --------------------                          -------------
        Foundation Management, Inc.                     Brad A. Kinder, CPA                  Frederick C. Summers, III, P.C.
             1141 Custis Street                          400 Parker Square                           Attorney at Law
            Alexandria, VA 22308                            Suite 250-K                       8235 Douglas Ave., Suite 1111
               (800) 416 2053                          Flower Mound, TX 75028                        Dallas, TX 75225

                  Officers                                   Directors                                  Custodian
                  --------                                   ---------                                  ---------
               Paul Dietrich                               Paul Dietrich                         First Southwest Company
            Chairman, President                                                                  1700 Pacific, Suite 500
                                                         Douglas W. Powell                           Dallas, TX 75201

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 as of September 8, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 11. EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dominion Funds, Inc.

By: /S/ Paul Dietrich
    -----------------
        Paul Dietrich, President

Date: September 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /S/ Paul Dietrich
   ------------------
            Paul Dietrich,
            Principal executive and
            Principal financial officer

Date: September 9, 2004